Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Schedule of Estimated Useful Life of Property Plant and Equipment
Building	20 years
Office furniture	5 years
Electronic Equipment	3 years
Vehicles	5 years

Building	20 years
Office furniture	5 years
Electronic Equipment	3 years
Vehicles	5 years